UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Small Cap Value Fund
Class IA	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Small Cap Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$41	0.75%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$121,831,231
Total Number of Portfolio Holdings	130
Portfolio Turnover Rate	73%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Small Cap Value Fund	PAGE 1	38985-STSIA-0826

Putnam VT Small Cap Value Fund
Class IB	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Small Cap Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$55	1.00%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$121,831,231
Total Number of Portfolio Holdings	130
Portfolio Turnover Rate	73%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Small Cap Value Fund	PAGE 1	38985-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Small Cap
Value Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Putnam Variable Trust
Financial Highlights
Putnam VT Small Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.10 $11.76 $11.70 $10.82 $14.16 $10.18
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.12 0.12 0.13 0.07 0.07
Net realized and unrealized gains (losses) 2.30 0.37 0.61 2.11 (1.63) 4.02
Total from investment operations ........ 2.34 0.49 0.73 2.24 (1.56) 4.09
Less distributions from:
Net investment income .............. (0.21) (0.11) (0.14) (0.05) (0.07) (0.11)
Net realized gains ................. (0.63) (1.04) (0.53) (1.31) (1.71) —
Total distributions ................... (0.84) (1.15) (0.67) (1.36) (1.78) (0.11)
Net asset value, end of period .......... $12.60 $11.10 $11.76 $11.70 $10.82 $14.16
Total return
c
....................... 22.79% 5.46% 6.48% 24.13% (12.80)% 40.37%
Ratios to average net assets
d
Expenses ......................... 0.75% 0.77%
e
0.77%
e
0.78%
e
0.80%
e,f
0.75%
e
Net investment income ............... 0.73% 1.08% 1.02% 1.24% 0.62% 0.54%
Supplemental data
Net assets , end of period (000’s) ........ $41,451 $36,567 $39,667 $41,348 $38,206 $49,169
Portfolio turnover rate ................ 73% 88% 92% 80% 79% 92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.81 $11.47 $11.43 $10.60 $13.90 $10.01
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.09 0.09 0.10 0.04 0.04
Net realized and unrealized gains (losses) 2.23 0.37 0.59 2.06 (1.60) 3.94
Total from investment operations ........ 2.26 0.46 0.68 2.16 (1.56) 3.98
Less distributions from:
Net investment income .............. (0.18) (0.08) (0.11) (0.02) (0.03) (0.09)
Net realized gains ................. (0.63) (1.04) (0.53) (1.31) (1.71) —
Total distributions ................... (0.81) (1.12) (0.64) (1.33) (1.74) (0.09)
Net asset value, end of period .......... $12.26 $10.81 $11.47 $11.43 $10.60 $13.90
Total return
c
....................... 22.61% 5.27% 6.20% 23.75% (12.98)% 39.90%
Ratios to average net assets
d
Expenses ......................... 1.00% 1.02%
e
1.02%
e
1.03%
e
1.05%
e,f
1.00%
e
Net investment income ............... 0.48% 0.83% 0.77% 1.00% 0.37% 0.29%
Supplemental data
Net assets , end of period (000’s) ........ $80,380 $70,805 $73,567 $80,480 $72,829 $97,454
Portfolio turnover rate ................ 73% 88% 92% 80% 79% 92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Small Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.1%
Aerospace & Defense 1.0%
a,b
Astronics Corp. ..................................... United States 10,100 $ 820,726
a,b
Astronics Corp. , B ................................... United States 2,380 180,880
a
V2X, Inc. .......................................... United States 2,500 186,400
1,188,006
Air Freight & Logistics 0.5%
a
Radiant Logistics, Inc. ................................ United States 67,700 640,442
Automobile Components 1.9%
a
Gentherm, Inc. ..................................... United States 31,500 1,074,465
a
Holley, Inc. ........................................ United States 489,673 1,248,666
2,323,131
Banks 18.7%
a
Avidbank Holdings, Inc. ............................... United States 29,752 982,708
Avidia Bancorp, Inc. ................................. United States 18,833 395,305
a
Axos Financial, Inc. .................................. United States 13,200 1,285,548
Banc of California, Inc. ............................... United States 47,200 964,296
a
Bancorp, Inc. (The) .................................. United States 17,740 1,111,234
a
Coastal Financial Corp. ............................... United States 12,570 974,301
Commercial Bancgroup, Inc. ........................... United States 24,759 799,468
Community West Bancshares .......................... United States 42,800 1,149,608
ConnectOne Bancorp, Inc. ............................ United States 23,609 789,485
Eagle Bancorp, Inc. .................................. United States 40,900 1,161,151
Five Star Bancorp ................................... United States 31,835 1,550,046
Flagstar Bank NA ................................... United States 72,200 1,078,668
b
Metropolitan Bank Holding Corp. ........................ United States 12,888 1,272,819
Nicolet Bankshares, Inc. .............................. United States 9,500 1,571,205
Northrim BanCorp, Inc. ............................... United States 47,500 1,317,650
Old Second Bancorp, Inc. ............................. United States 46,400 1,082,048
Popular, Inc. ....................................... United States 7,600 1,247,768
Primis Financial Corp. ................................ United States 55,300 905,261
a
Third Coast Bancshares, Inc. .......................... United States 17,200 694,880
UMB Financial Corp. ................................. United States 11,300 1,613,188
Valley National Bancorp .............................. United States 57,400 840,910
22,787,547
Biotechnology 4.7%
a
BioMarin Pharmaceutical, Inc. .......................... United States 15,900 909,798
a,b
Cytokinetics, Inc. .................................... United States 12,600 1,073,394
a
Janux Therapeutics, Inc. .............................. United States 18,346 281,795
a,b
Precigen, Inc. ...................................... United States 245,200 1,397,640
a,b
Vaxcyte, Inc. ....................................... United States 7,966 463,064
a
Veracyte, Inc. ...................................... United States 27,413 1,609,965
5,735,656
Capital Markets 1.7%
a
Donnelley Financial Solutions, Inc. ...................... United States 25,400 1,065,530
a
Webull Corp. ....................................... United States 158,600 1,034,072
2,099,602
Chemicals 0.7%
Tronox Holdings plc ................................. United States 142,100 895,230
Commercial Services & Supplies 2.0%
a
Casella Waste Systems, Inc. , A ......................... United States 12,400 1,202,428

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
HNI Corp. ......................................... United States 29,826 $ 1,205,269
2,407,697
Communications Equipment 1.0%
a
Aviat Networks, Inc. ................................. United States 54,578 1,211,632
Construction & Engineering 2.7%
Tutor Perini Corp. ................................... United States 11,900 987,343
Valmont Industries, Inc. ............................... United States 2,480 1,432,448
WillScot Holdings Corp. ............................... United States 32,400 935,064
3,354,855
Construction Materials 0.9%
b
Titan America SA ................................... Belgium 58,708 1,095,491
Consumer Finance 1.6%
b
Jefferson Capital, Inc. ................................ United States 45,000 876,150
a
PRA Group, Inc. .................................... United States 60,000 1,139,400
2,015,550
Consumer Staples Distribution & Retail 0.7%
a,b
Yesway, Inc. , A ..................................... United States 43,301 879,010
Diversified Consumer Services 0.7%
a
McGraw Hill, Inc. .................................... United States 84,972 804,685
Diversified REITs 1.0%
b
Broadstone Net Lease, Inc. ............................ United States 60,500 1,250,535
Diversified Telecommunication Services 0.5%
Uniti Group, Inc. .................................... United States 57,400 658,378
Electric Utilities 1.1%
Portland General Electric Co. .......................... United States 25,752 1,334,726
Electrical Equipment 0.9%
Regal Rexnord Corp. ................................ United States 4,700 1,119,493
Electronic Equipment, Instruments & Components 1.2%
Bel Fuse, Inc. , B .................................... United States 1,600 532,864
b
Vishay Intertechnology, Inc. ............................ United States 17,400 935,772
1,468,636
Energy Equipment & Services 2.8%
Archrock, Inc. ...................................... United States 29,300 1,192,803
Helmerich & Payne, Inc. .............................. United States 27,900 913,446
Patterson-UTI Energy, Inc. ............................ United States 100,200 919,836
a
Transocean Ltd. .................................... United States 72,900 356,481
3,382,566
Financial Services 2.4%
NewtekOne, Inc. .................................... United States 81,099 1,201,076
a
Onity Group, Inc. .................................... United States 17,100 679,725
Walker & Dunlop, Inc. ................................ United States 18,180 994,446
2,875,247
Gas Utilities 1.1%
Southwest Gas Holdings, Inc. .......................... United States 14,800 1,312,464

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 0.9%
Covenant Logistics Group, Inc. , A ....................... United States 25,298 $ 1,117,666
Health Care Equipment & Supplies 0.9%
a
Tactile Systems Technology, Inc. ........................ United States 36,900 1,098,882
Health Care Providers & Services 4.8%
a
BrightSpring Health Services, Inc. ....................... United States 17,700 1,234,398
a
DocGo, Inc. ....................................... United States 132,200 68,228
a
LifeStance Health Group, Inc. .......................... United States 189,391 2,028,378
a
Lumexa Imaging Holdings, Inc. ......................... United States 120,600 1,360,368
a
Option Care Health, Inc. .............................. United States 54,300 1,138,671
5,830,043
Health Care REITs 2.8%
b
American Healthcare REIT, Inc. ......................... United States 20,200 1,053,430
Diversified Healthcare Trust ........................... United States 149,100 1,386,630
Healthcare Realty Trust, Inc. , A ......................... United States 45,500 917,735
3,357,795
Hotels, Restaurants & Leisure 0.1%
Marriott Vacations Worldwide Corp. ...................... United States 1,200 122,256
Household Durables 1.7%
a
Cavco Industries, Inc. ................................ United States 1,720 1,056,734
Leggett & Platt, Inc. .................................. United States 83,900 982,469
2,039,203
Insurance 2.1%
Abacus Global Management, Inc. ....................... United States 119,945 1,284,611
Horace Mann Educators Corp. ......................... United States 24,500 1,265,425
2,550,036
IT Services 0.5%
a,b
Applied Digital Corp. ................................. United States 15,400 574,420
Leisure Products 1.9%
a
MasterCraft Boat Holdings, Inc. ......................... United States 55,859 1,442,279
Polaris, Inc. ........................................ United States 13,500 923,940
2,366,219
Life Sciences Tools & Services 0.3%
a
Codexis, Inc. ....................................... United States 185,697 419,675
Machinery 2.4%
a,b
Alliance Laundry Holdings, Inc. ......................... United States 50,300 1,333,956
Columbus McKinnon Corp. ............................ United States 35,800 541,654
Wabash National Corp. ............................... United States 79,000 1,066,500
2,942,110
Metals & Mining 2.4%
a
Century Aluminum Co. ............................... United States 14,600 671,746
a,b
Critical Metals Corp. ................................. Austria 9,008 92,332
b
Hudbay Minerals, Inc. ................................ Canada 34,200 807,462
Kaiser Aluminum Corp. ............................... United States 5,700 1,115,091
a
USA Rare Earth, Inc. ................................. United States 9,400 202,852
2,889,483
Mortgage Real Estate Investment Trusts (REITs) 2.0%
Ladder Capital Corp. , A ............................... United States 123,212 1,225,959

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc. ............................ United States 142,100 $ 1,189,377
2,415,336
Multi-Utilities 0.9%
b
Algonquin Power & Utilities Corp. ....................... Canada 194,400 1,139,184
Office REITs 1.0%
b
SL Green Realty Corp. ............................... United States 24,000 1,242,480
Oil, Gas & Consumable Fuels 5.2%
a
Antero Resources Corp. .............................. United States 26,000 913,640
Core Natural Resources, Inc. .......................... United States 13,600 1,088,272
Frontline plc ....................................... Norway 21,400 744,506
b
Magnolia Oil & Gas Corp. , A ........................... United States 40,485 1,035,606
Matador Resources Co. .............................. United States 7,700 383,306
Peabody Energy Corp. ............................... United States 10,400 240,448
Permian Resources Corp. , A ........................... United States 41,213 758,732
Scorpio Tankers, Inc. ................................. Monaco 8,100 561,006
Teekay Tankers Ltd. , A ............................... Canada 8,900 577,343
6,302,859
Passenger Airlines 1.8%
a
Allegiant Travel Co. .................................. United States 8,100 952,560
a
SkyWest, Inc. ...................................... United States 12,000 1,191,960
2,144,520
Personal Care Products 0.9%
b
Edgewell Personal Care Co. ........................... United States 39,400 1,058,284
Pharmaceuticals 1.5%
a
Amneal Pharmaceuticals, Inc. .......................... United States 84,100 1,455,771
a,b
Hyperion DeFi, Inc. .................................. United States 109,172 342,800
1,798,571
Professional Services 1.9%
a
IBEX Holdings Ltd. .................................. United States 48,857 1,483,787
b
ICF International, Inc. ................................ United States 11,400 830,604
2,314,391
Real Estate Management & Development 0.9%
Newmark Group, Inc. , A .............................. United States 70,400 1,063,744
Retail REITs 1.0%
Brixmor Property Group, Inc. ........................... United States 40,500 1,276,965
Semiconductors & Semiconductor Equipment 2.8%
a
Cohu, Inc. ......................................... United States 30,000 2,217,300
a
Diodes, Inc. ....................................... United States 5,900 645,696
a
Ichor Holdings Ltd. .................................. United States 4,609 517,498
3,380,494
Software 2.7%
a
Cleanspark, Inc. .................................... United States 32,500 472,875
a,b
Keel Infrastructure Corp. .............................. United States 51,000 292,740
a,b
Realloys, Inc. ...................................... United States 19,998 288,971
a
REalloys, Inc. ...................................... United States 939 13,569
RingCentral, Inc. , A .................................. United States 33,100 1,290,238

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Riot Platforms, Inc. .................................. United States 34,300 $ 939,134
3,297,527
Specialty Retail 2.5%
b
Academy Sports & Outdoors, Inc. ....................... United States 22,800 1,074,564
b
Advance Auto Parts, Inc. .............................. United States 22,200 1,381,284
b
Signet Jewelers Ltd. ................................. United States 6,200 534,440
2,990,288
Technology Hardware, Storage & Peripherals 1.0%
a
Diebold Nixdorf, Inc. ................................. United States 14,500 1,232,790
Textiles, Apparel & Luxury Goods 2.4%
a
Capri Holdings Ltd. .................................. United States 51,300 952,641
Oxford Industries, Inc. ................................ United States 24,300 847,341
Rocky Brands, Inc. .................................. United States 27,700 1,142,348
2,942,330
Trading Companies & Distributors 1.0%
Herc Holdings, Inc. .................................. United States 8,200 1,175,388
Total Common Stocks (Cost $ 109,171,603 ) ...................................
121,923,518
Rights
Rights 0.0%
Distributors 0.0%
a,b,c
BlackBox, Inc., CVR , 2/24/28 .......................... United States 26,200 —
Total Rights (Cost $ – ) ......................................................
—
Total Long Term Investments (Cost $ 109,171,603 ) .............................
121,923,518
a
Short Term Investments 16.2%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.1%
d,e
Putnam Short Term Investment Fund , Class P , 3.837% ....... United States 128,389 128,389
Total Management Investment Companies (Cost $ 128,389 ) .....................
128,389

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 22.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
f
Investments from Cash Collateral Received for
Loaned Securities 16.1%
Money Market Funds 16.1%
d,e
Putnam Cash Collateral Pool, LLC , 3.856% ................ United States 19,575,517 $ 19,575,517
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 19,575,517 ) .........................................................
19,575,517
Total Short Term Investments (Cost $ 19,703,906 ) ..............................
19,703,906
a
Total Investments (Cost $ 128,875,509 ) 116.3% ................................
$141,627,424
Other Assets, less Liabilities (16.3) % ........................................
(19,796,193)
Net Assets 100.0% .........................................................
$121,831,231
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1 ( d ).
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 3 ( f ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1 ( d ) regarding securities on loan.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Small Cap
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $109,171,603
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 19,703,906
Value - Unaffiliated issuers (Includes securities loaned of $ 18,827,972 ) ................................. $121,923,518
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 19,703,906
Cash .................................................................................... 7,200
Receivables:
Investment securities sold ................................................................... 564,682
Capital shares sold ........................................................................ 90,842
Dividends ............................................................................... 192,934
Prepaid expenses .......................................................................... 29,613
Total assets .......................................................................... 142,512,695
Liabilities:
Payables:
Investment securities purchased .............................................................. 465,673
Capital shares redeemed ................................................................... 464,490
Management fees ......................................................................... 57,475
Administrative fees ........................................................................ 619
Distribution fees .......................................................................... 15,950
Transfer agent fees ........................................................................ 13,097
Trustees' fees and expenses ................................................................. 48,145
Payable upon return of securities loaned (Note 1 d ) .................................................. 19,575,517
Accrued expenses and other liabilities ........................................................... 40,498
Total liabilities ......................................................................... 20,681,464
Net assets, at value ................................................................. $121,831,231
Net assets consist of:
Paid-in capital ............................................................................. $96,874,106
Total distributable earnings (losses) ............................................................. 24,957,125
Net assets, at value ................................................................. $121,831,231

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Small Cap
Value Fund
Class IA:
Net assets, at value ....................................................................... $41,450,920
Shares outstanding ........................................................................ 3,289,286
Net asset value and maximum offering price per share
a
............................................. $12.60
Class IB:
Net assets, at value ....................................................................... $80,380,311
Shares outstanding ........................................................................ 6,557,480
Net asset value and maximum offering price per share
a
............................................. $12.26
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Small Cap
Value Fund
Investment income:
Dividends: (net of foreign taxes of $3,239)
Unaffiliated issuers ........................................................................ $784,454
Non-controlled affiliates (Note 3 f ) ............................................................. 14,475
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (108,928)
Non-controlled affiliates (Note 3 f ) ............................................................. 142,388
Total investment income ................................................................... 832,389
Expenses:
Management fees (Note 3 a ) ................................................................... 334,762
Administrative fees (Note 3 b ) .................................................................. 756
Distribution fees: (Note 3c )
    Class IB ................................................................................ 92,019
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 13,372
    Class IB ................................................................................ 25,551
Custodian fees ............................................................................. 274
Reports to shareholders fees .................................................................. 15,082
Professional fees ........................................................................... 27,396
Trustees' fees and expenses (Note 3 e ) ........................................................... 2,301
Other .................................................................................... 3,050
Total expenses ......................................................................... 514,563
Net investment income ................................................................ 317,826
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 12,051,967
Written options ........................................................................... 8,645
Foreign currency transactions ................................................................ (151)
Net realized gain (loss) .................................................................. 12,060,461
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,933,567
Net realized and unrealized gain (loss) ............................................................ 22,994,028
Net increase (decrease) in net assets resulting from operations .......................................... $23,311,854

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT Small Cap Value Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $317,826 $982,066
Net realized gain (loss) ................................................. 12,060,461 6,893,424
Net change in unrealized appreciation (depreciation) ........................... 10,933,567 (2,167,729)
Net increase (decrease) in net assets resulting from operations ................ 23,311,854 5,707,761
Distributions to shareholders:
Class IA ............................................................ (2,684,442) (3,665,207)
Class IB ............................................................ (5,090,698) (6,976,509)
Total distributions to shareholders .......................................... (7,775,140) (10,641,716)
Capital share transactions: (Note 2 )
Class IA ............................................................ (424,546) (1,312,387)
Class IB ............................................................ (653,227) 384,669
Total capital share transactions ............................................ (1,077,773) (927,718)
Net increase (decrease) in net assets ................................... 14,458,941 (5,861,673)
Net assets:
Beginning of period ..................................................... 107,372,290 113,233,963
End of period .......................................................... $121,831,231 $107,372,290

Putnam Variable Trust
Notes to Financial Statements (unaudited)
Putnam VT Small Cap Value Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT Small Cap
Value Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2026,
40.7% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class IA and
Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Small Cap Value Fund
(continued)
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Small Cap Value Fund
(continued)
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Small Cap Value Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: 83737 –
Shares sold ................................... 244,170 $2,892,945 273,641 $2,869,363
Shares issued in reinvestment of distributions .......... 263,439 2,684,442 374,766 3,665,207
Shares redeemed ............................... (511,508) (6,001,933) (728,245) (7,846,957)
Net increase (decrease) .......................... (3,899) $(424,546) (79,838) $(1,312,387)
Class IB Shares: (145115) –
Shares sold ................................... 140,624 $1,590,611 559,951 $5,537,331
Shares issued in reinvestment of distributions .......... 513,175 5,090,698 731,290 6,976,509
Shares redeemed ............................... (647,338) (7,334,536) (1,152,587) (12,129,171)
Net increase (decrease) .......................... 6,461 $(653,227) 138,654 $384,669
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Small Cap Value Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.597% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Small Cap Value Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $800,548 $17,193,043 $(17,865,202) $— $— $128,389 128,389 $14,475
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.856% ............. $8,430,624 $63,682,495 $(52,537,602) $— $— $19,575,517 19,575,517 $142,388
Total Affiliated Securities ... $9,231,172 $80,875,538 $(70,402,804) $— $— $19,703,906 $156,863
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Small Cap Value Fund
(continued)
contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and REITs.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$82,046,395 and $89,571,373, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$19,575,517 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
Cost of investments .......................................................................... $129,067,520
Unrealized appreciation ........................................................................ $19,336,244
Unrealized depreciation ........................................................................ (6,776,340)
Net unrealized appreciation (depreciation) .......................................................... $12,559,904
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Small Cap Value Fund
(continued)
7. Other Derivative Information
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026 , the average month end notional amount of Options represented $64,392,786.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Small Cap Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Investments $164,589
a
Investments $—
a
Written options 8,645 Written options —
Total ....................... $173,234 $–
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

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Notes to Financial Statements (unaudited)

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Putnam VT Small Cap Value Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam VT Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 121,923,518 $ — $ — $ 121,923,518
Rights ................................ — — —
b
—
Short Term Investments ................... 128,389 19,575,517 — 19,703,906
Total Investments in Securities ........... $122,051,907 $19,575,517 $— $141,627,424
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
CVR
Contingent Value Right
REIT
Real Estate Investment Trust
9. Fair Value Measurements
(continued)

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Putnam VT Small Cap Value Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of
Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

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basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class IA shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year period ended December 31,
2025, and was positive and exceeded the return of its benchmark over the three-year and five-year periods ended December
31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year period ended December 31, 2025. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
1. Stock selection accounted for most of the underperformance, whereas sector allocation was a much smaller detractor.
2. Stock selection within the health care sector, primarily in the biotech industry, detracted almost 500 basis points from performance during the period. From an individual stock perspective, an overweight position in consumer products company
Helen of Troy and not owning satellite and wireless communications company EchoStar Corporation were the largest single detractors. An out of benchmark position in energy and home services company NRG Energy and an overweight position in business process outsourcing company IBEX Holdings were the strongest contributors.
3. Sector allocation was a small detractor overall. Excluding communication services, which was the primary detractor, sector allocation would have been a slight positive contributor to relative performance, due to the underweight positioning to real estate and the overweight positioning to materials.
The Trustees also noted that the Advisor remained confident in the fund’s portfolio managers.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

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Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38985-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026